Average Annual Total Returns - FidelityPuritanFund-RetailPRO - FidelityPuritanFund-RetailPRO - Fidelity Puritan Fund	Oct. 30, 2024
Fidelity Puritan Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.22%
Past 5 years	11.58%
Past 10 years	8.83%
Fidelity Puritan Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	18.40%
Past 5 years	9.42%
Past 10 years	6.74%
Fidelity Puritan Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.71%
Past 5 years	8.77%
Past 10 years	6.56%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1298
Average Annual Return:
Past 1 year	17.67%
Past 5 years	9.98%
Past 10 years	8.09%